UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-PX
               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21569
                                     -----

Pioneer Ibbotson Asset Allocation Series
----------------------------------------------------
(Exact name of registrant as specified in charter)

60 State Street Boston, MA  02109
----------------------------------------------------
(Address of principal executive offices)

Terrence J. Cullen
60 State Street
Boston, MA  02109
----------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  July 31

Date of reporting period:  July 1, 2009 to June 30, 2010

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pioneer Ibbotson Asset Allocation Series

By (Signature and Title)  /s/ John F. Cogan, Jr.
                         -------------------------
                         John F. Cogan, Jr., Chairman and President

Date  August 19, 2010
      ----------------


================= PIONEER IBBOTSON AGGRESSIVE ALLOCATION FUND ==================


PIONEER MID-CAP GROWTH FUND

Ticker:                      Security ID:  723751400
Meeting Date: JAN 20, 2010   Meeting Type: Special
Record Date:  NOV 13, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger of Funds                 For       For          Management




================ PIONEER IBBOTSON CONSERVATIVE ALLOCATION FUND =================


PIONEER MID-CAP GROWTH FUND

Ticker:                      Security ID:  723751400
Meeting Date: JAN 20, 2010   Meeting Type: Special
Record Date:  NOV 13, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger of Funds                 For       For          Management




=================== PIONEER IBBOTSON GROWTH ALLOCATION FUND ====================


PIONEER MID-CAP GROWTH FUND

Ticker:                      Security ID:  723751400
Meeting Date: JAN 20, 2010   Meeting Type: Special
Record Date:  NOV 13, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger of Funds                 For       For          Management




================== PIONEER IBBOTSON MODERATE ALLOCATION FUND ===================


PIONEER MID-CAP GROWTH FUND

Ticker:                      Security ID:  723751400
Meeting Date: JAN 20, 2010   Meeting Type: Special
Record Date:  NOV 13, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger of Funds                 For       For          Management

========== END NPX REPORT